Consolidated Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities
Net income (loss)	$ 47	$ (75)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense	66	19
Amortization of debt issuance costs, deferred commitment fees, premium and discount	10	4
Loss on early extinguishment of debt	42	1
Total losses on derivatives, net	39	25
Net cash used for settlement of derivative instruments	(13)	(3)
Changes in operating assets and liabilities:
Accounts and other receivables	(11)	0
Accounts receivable—affiliate	59	1
Advances to affiliate	(41)	(1)
Inventory	17	0
Accounts payable and accrued liabilities	(38)	34
Due to affiliates	(68)	(8)
Deferred revenue	(11)	(1)
Other, net	1	(2)
Other, net—affiliate	16	0
Net cash provided by (used in) operating activities	115	(6)
Cash flows from investing activities
Property, plant and equipment, net	(524)	(715)
Other	0	(34)
Net cash used in investing activities	(524)	(749)
Cash flows from financing activities
Proceeds from issuances of debt	2,314	1,235
Repayments of debt	(703)	(415)
Debt issuance and deferred financing costs	(26)	(48)
Distributions to owners	(25)	(25)
Net cash provided by financing activities	1,560	747
Net increase (decrease) in cash, cash equivalents and restricted cash	1,151	(8)
Cash, cash equivalents and restricted cash—beginning of period	605	434
Cash, cash equivalents and restricted cash—end of period	1,756	426
Balances per Consolidated Balance Sheets:
Cash and cash equivalents	0	10
Restricted cash	756	402
Non-current restricted cash	1,000	14
Total cash, cash equivalents and restricted cash	$ 1,756	$ 426